Going Concern (Tables)	12 Months Ended
Mar. 31, 2020
Going Concern
Disclosure of Information for Cash-Generating Units
Assumptions	As at March 31, 2020	As at March 31, 2019
Growth rate applied beyond approved forecast period	4%	4%
Pre-tax discount rate	20%	21%

Disclosure of Impairment Sensitivity
	(in millions)
	As at March 31, 2020	As at March 31, 2019
Increase in discount rate by 1%	52	54
Decrease in long term growth rate applied beyond approved forecast period by 1%	67	30
Decrease in projected volume by 1%	44	63